Financial Instruments - Sensitivity Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ (90)	$ (1,037)	$ 9
Equity	$ 2,067	$ 2,412	$ 2,414